Liquidity and Going Concern	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern
2. Liquidity and Going Concern:

For year ended December 31, 2024, the Company reported an operating loss of $24,669. The Company continues to sustain operating losses and to use cash to support its business activities. As at December 31, 2024, the Company had cash and cash equivalents of $37,646 and long-term debt of $33,727, net of deferred financing fees, of which $14,660 was current. In the prior year, the Company amended the minimum cash covenant under the term loan with Export Development Canada ("EDC") reducing the minimum cash requirement to $15,000. If the Company's cash and cash equivalents fall below the minimum cash requirement, the Company may be required to repay the outstanding amount of the term loan, which was $6,836 at December 31, 2024.

On September 13, 2024, the Company announced an at-the-market equity offering program (the "ATM Program") that allows the Company to issue up to $35,000 in common shares from treasury to the public from time to time, at the Company's discretion and subject to regulatory requirements. As at December 31, 2024, no shares were issued from treasury.

In connection with preparing consolidated financial statements for each annual and interim reporting period, the Company is required to evaluate whether there are conditions or events, considered in aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists when conditions and events, considered in aggregate, indicate that it is probable a company will be unable to meet its obligations as they become due within one year after the date the consolidated financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans and actions that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both: (1) it is probable the plans will be effectively implemented within one year after the date the financial statements are issued; and (2) it is probable the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.

Based on the Company's projected capital expenditures, debt servicing obligations and operating requirements under its current business plan, management is projecting that its existing cash and cash equivalents will not be sufficient to fund its operations through the next twelve months from the date of the issuance of these consolidated financial statements. These conditions raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these consolidated financial statements are issued.
2. Liquidity and Going Concern (continued):

Management plans to improve the Company's liquidity position by selling certain subsidiaries in Europe and Argentina which comprise substantially all the assets and liabilities of the Light-Duty segment and continue its cost reduction initiatives. On March 30, 2025, the Company entered into a share purchase agreement ("SPA") with a wholly-owned investment vehicle of Heliaca Investments Coöperatief U.A. ("Heliaca Investments"), a Netherlands based investment firm supported by Ramphastos Investments Management B.V. a prominent Dutch venture capital and private equity firm, to sell all of the issued and outstanding shares of Westport Fuel Systems Italia S.r.l. The transaction provides a base purchase price of $73.1 million (€67.7 million), subject to certain adjustments and potential earnouts of up to an estimated $6.5 million (€6.0 million) if certain conditions are achieved, in accordance with the terms of the SPA. If management is successful in closing the sale, the Company will receive sufficient cash to fund its operations for the next twelve months and alleviate the risk of substantial doubt identified. As of the date of issuance of these consolidated financial statements, management is seeking shareholder approval of the plan to complete the sale of these businesses to the buyer. As such, there can be no assurance that the Company will be successful in obtaining sufficient funding. Accordingly, management has concluded under the accounting standards that these plans do not alleviate the substantial doubt about the Company's ability to continue as a going concern.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that may be necessary if the Company were unable to continue as a going concern.